DEFINED ASSET FUNDS--REGISTERED TRADEMARK--
                           ----------------------------------------------------

                           MUNICIPAL INVESTMENT TRUST FUND
                           INSURED SERIES--302
                           (A UNIT INVESTMENT TRUST)
                           -  PORTFOLIO OF INSURED LONG TERM MUNICIPAL BONDS
                           -  DESIGNED TO BE FREE OF REGULAR FEDERAL INCOME TAX
                           -  MONTHLY INCOME DISTRIBUTIONS

SPONSORS:
MERRILL LYNCH,
PIERCE, FENNER & SMITH
INCORPORATED               -----------------------------------------------------
SALOMON SMITH BARNEY INC.  The Securities and Exchange Commission has not
PRUDENTIAL SECURITIES      approved or disapproved these Securities or passed
INCORPORATED               upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated April 28, 2000.

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Defined Asset Funds--Registered Trademark--
Defined Asset Funds-Registered Trademark- is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
  - A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
  - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
  - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
  - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
  - Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF THE EVALUATION DATE, JANUARY 31, 2000.

CONTENTS
                                       PAGE
                                       ----
Risk/Return Summary..................     3
What You Can Expect From Your
  Investment.........................     7
  Monthly Income.....................     7
  Return Figures.....................     7
  Records and Reports................     7
The Risks You Face...................     8
  Interest Rate Risk.................     8
  Call Risk..........................     8
  Reduced Diversification Risk.......     8
  Liquidity Risk.....................     8
  Concentration Risk.................     8
  Bond Quality Risk..................     9
  Insurance Related Risk.............     9
  Litigation and Legislation Risks...     9
Selling or Exchanging Units..........     9
  Sponsors' Secondary Market.........     9
  Selling Units to the Trustee.......     9
  Exchange Option....................    10
How The Fund Works...................    11
  Pricing............................    11
  Evaluations........................    11
  Income.............................    11
  Expenses...........................    11
  Portfolio Changes..................    12
  Fund Termination...................    12
  Certificates.......................    12
  Trust Indenture....................    13
  Legal Opinion......................    13
  Auditors...........................    13
  Sponsors...........................    14
  Trustee............................    14
  Underwriters' and Sponsors'
    Profits..........................    14
  Public Distribution................    14
  Code of Ethics.....................    14
  Year 2000 Issues...................    15
Taxes................................    15
Supplemental Information.............    16
Financial Statements.................   D-1

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RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes by investing in a fixed portfolio consisting primarily of insured municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 15
     insured long-term tax-exempt municipal
     bonds with a current aggregate face
     amount of $9,305,000.

  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Fund's portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  100% of the bonds are insured by
     insurance companies. Insurance
     guarantees timely payments of principal
     and interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  -  Airports/Ports/Highways                   7%
  -  General Obligation                        9%
  -  Hospitals/Health Care                    37%
  -  Housing                                   7%
  -  Convention Center                         9%
  -  Miscellaneous                            11%
  -  Municipal Water/Sewer Utilities           6%
  -  Refunded Bonds                           1%
  -  Municipal Electric Utilities              2%
  -  Universities/Colleges                    11%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:
  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.
  -  Because the Fund is concentrated in
     hospital/health care bonds, adverse
     developments in this sector may affect
     the value of your units.
  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.
  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want monthly income free
     from regular federal income tax. You
     will benefit from a professionally
     selected and supervised portfolio whose
     risk is reduced by investing in bonds of several different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (PAYABLE ON THE 25TH DAY
     OF EACH MONTH):
     Regular Monthly Income per unit                $ 4.40
     Annual Income per unit                         $52.82
     RECORD DAY: 10th day of each month

     THESE FIGURES ARE ESTIMATES ON THE EVALUATION DATE;
     ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may be charged a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $ 0.70
     Trustee's Fee
                                                    $ 0.55
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $ 0.20
     Organization Costs
                                                    $ 0.13
     Evaluator's Fee
                                                    $ 0.33
     Other Operating Expenses
                                                    ------
                                                    $ 1.91
     TOTAL

     The Sponsors historically paid organization costs and updating expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE
     PAST?

     IN THE FOLLOWING CHART WE SHOW PAST
     PERFORMANCE OF PRIOR MUNICIPAL INSURED
     SERIES, WHICH HAD THE SAME INVESTMENT
     OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS AS THIS FUND. These prior Insured
     Series were offered after 1987 and were
     outstanding on March 31, 2000. OF
     COURSE, PAST PERFORMANCE OF PRIOR SERIES
     IS NO GUARANTEE OF FUTURE RESULTS OF
     THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS
     ENDED 3/31/00.

 -------------------------------------------------------------------

 High                    4.66%     5.52%     6.04%      4.85     6.71%     6.63%
 Average                 -2.09      4.45      5.70     -0.05      5.53      6.28
 Low                     -8.22      2.83      5.34     -5.16      3.77      5.93

 -----------------------------------------------------------

 Average
 Sales fee               2.11%     5.35%     5.72%

 -----------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED
 INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced

     Defined Asset Funds financial analysts
     regularly review the bonds in the Fund.
     The Fund may sell a bond if certain
     adverse credit or other conditions
     exist.
 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain
     legal restrictions may apply.

     UNIT PRICE PER UNIT              $934.06
     (as of January 31, 2000)

     Unit price is based on the net asset
     value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale. You will
     not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly. In the
     opinion of bond counsel when each bond
     was issued, interest on the bonds in
     this Fund is generally 100% exempt from
     regular federal income tax.
     A portion of the income may also be
     exempt from state and local personal
     income taxes, depending on where you
     live.

     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your monthly income in
     cash unless you choose to compound your
     income by reinvesting with no sales fee
     in the Municipal Fund Investment
     Accumulation Program, Inc. This program
     is an open-end mutual fund with a
     comparable investment objective, but
     those bonds generally will not be
     insured. Income from this program will
     generally be subject to state and local
     income taxes. FOR MORE COMPLETE
     INFORMATION ABOUT THE PROGRAM, INCLUDING
     CHARGES AND FEES, ASK THE TRUSTEE FOR
     THE PROGRAM'S PROSPECTUS. READ IT
     CAREFULLY BEFORE YOU INVEST. THE TRUSTEE
     MUST RECEIVE YOUR WRITTEN ELECTION TO
     REINVEST AT LEAST 10 DAYS BEFORE THE
     RECORD DAY OF AN INCOME PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

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    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                                      EFFECTIVE
TAXABLE INCOME 2000*                  % TAX                                  TAX-FREE YIELD OF
  SINGLE RETURN      JOINT RETURN     BRACKET      3%        3.5%        4%        4.5%        5%        5.5%        6%
                                                                    IS EQUIVALENT TO A TAXABLE YIELD OF
---------------------------------------------------------------------------------------------------------------------------
$      0- 26,250   $      0- 43,850    15.00       3.53       4.12       4.71       5.29       5.88       6.47       7.06
---------------------------------------------------------------------------------------------------------------------------
$ 26,251- 63,550   $ 43,851-105,950    28.00       4.17       4.86       5.56       6.25       6.94       7.64       8.33
---------------------------------------------------------------------------------------------------------------------------
$ 63,551-132,600   $105,951-161,450    31.00       4.35       5.07       5.80       6.52       7.25       7.97       8.70
---------------------------------------------------------------------------------------------------------------------------
$132,601-288,350   $161,451-288,350    36.00       4.69       5.47       6.25       7.03       7.81       8.59       9.38
---------------------------------------------------------------------------------------------------------------------------
  OVER $288,350    OVER $288,350       39.60       4.97       5.79       6.62       7.45       8.28       9.11       9.93
---------------------------------------------------------------------------------------------------------------------------

TAXABLE INCOME 20
  SINGLE RETURN     6.5%
                      IS
                   EQUIVALENT
                     TO A
                   TAXABLE
                   YIELD OF
-----------------
$      0- 26,250     7.65
-----------------
$ 26,251- 63,550     9.03
-----------------
$ 63,551-132,600     9.42
                   --------
-----------------
$132,601-288,350    10.16
                   --------
-----------------
  OVER $288,350     10.76
                   --------
-----------------

To compare the yield of a taxable security with the yield of a federally tax-free security, find your taxable income and read across. The table incorporates 2000 federal income tax rates and assumes that all income would otherwise be taxed at a U.S. investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase-out of exemptions, itemized deductions, the possible partial disallowance of deductions or state and local taxation. Consequently, investors are urged to consult their own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
  - elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
  - a change in the Fund's expenses; or
  - the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your monthly income because the portfolio is fixed.

Along with your monthly income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual         Estimated
Interest Income   -   Annual Expenses
-------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
- a monthly statement of income payments and any principal payments;
- a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF TAX-EXEMPT INTEREST RECEIVED DURING THE YEAR.

You may request:
- copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or "called" by the issuer before their stated maturity.

For example, an issuer might call its bonds if it no longer needs the money for the original purpose or, during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates. If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

The bonds will generally trade in the over-the-counter market. We cannot assure you that a liquid trading market will exist, especially since current law may restrict the Fund from selling bonds to any Sponsor. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, the Fund is said to be "concentrated" in that bond type, which makes the Fund less diversified.

Here is what you should know about the Fund's concentration in hospital and health care bonds:
  - payment for these bonds depends on revenues from private third-party payors and government programs, including Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to healthcare providers;
  - hospitals face increasing competition resulting from hospital mergers and affiliations;
  - hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices;
  - hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance;
  - many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits;
  - Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitability; and

  - most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentration over time.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

The bonds are backed by insurance companies (as shown under Defined Portfolio). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:
  - limiting real property taxes,
  - reducing tax rates,
  - imposing a flat or other form of tax, or
  - exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
  - ADDING the value of the bonds, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained a secondary market continuously for over 28 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the

Trustee a letter (with any outstanding certificates if you hold unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

If you acquire 25% or more of the outstanding units of the Fund and you sell units with a value exceeding $250,000, the Trustee may choose to pay you "in kind" by distributing bonds and cash with a total value equal to the price of those units. The Trustee will try to distribute bonds in the portfolio pro rata, but it reserves the right to distribute only one or a few bonds. The Trustee will act as your agent in an in kind distribution and will either hold the bonds for your account or sell them as you instruct. You must pay any transaction costs as well as transfer and ongoing custodial fees on sales of bonds distributed in kind.

There could be a delay in paying you for your units:
  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

In addition, as with mutual funds, the Fund (and therefore the investors) pay all or some of the costs of organizing the Fund including:
  - cost of initial preparation of legal documents;
  - federal and state registration fees;
  - initial fees and expenses of the Trustee;
  - initial audit; and
  - legal expenses and other out-of-pocket expenses.

These costs are amortized over the first five years of the Fund.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and
  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
  - diversity of the portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsors, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statement of Condition included in this prospectus.

SPONSORS

The Sponsors are:

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an indirect wholly-owned subsidiary of the Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

The Fund and the Agent for the Sponsors have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the "Year 2000 Problem"). To date we are not aware of any major operational difficulties resulting from the computer system changes necessary to prepare for the Year 2000. However, there can be no assurance that the Year 2000 Problem will not adversely affect the issuers of the bonds contained in the Portfolio. We cannot predict whether any impact will be material to the Fund as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and may be taken into account in determining your preference items for alternative minumum tax purposes. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuer (or other users) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued "market discount". Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term otherwise. If you are an individual and sell your units after holding them for more than one year, you may be entitled to a 20% maximum federal tax rate on any resulting gains. Consult your tax adviser in this regard. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges and the organizational expenses you pay, adjusted to reflect any accruals of "original issue discount," "acquisition premium" and "bond premium". You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

STATE AND LOCAL TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolio, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

          MUNICIPAL INVESTMENT TRUST FUND,
          INSURED SERIES - 302,
          DEFINED ASSET FUNDS

          REPORT OF INDEPENDENT ACCOUNTANTS

          The Sponsors, Trustee and Holders
          of Municipal Investment Trust Fund,
          Insured Series - 302,
          Defined Asset Funds:

          We have audited the accompanying statement of condition of Municipal Investment Trust Fund, Insured Series - 302, Defined Asset Funds, including the portfolio, as of January 31, 2000 and the related statements of operations and of changes in net assets for the years ended January 31, 2000 and 1999 and the period February 14, 1997 to January 31, 1998. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

          We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at January 31, 2000, as shown in such portfolio, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund, Insured Series - 302, Defined Asset Funds at January 31, 2000 and the results of its operations and changes in its net assets for the above-stated periods in conformity with generally accepted accounting principles.

          DELOITTE & TOUCHE LLP

          New York, N.Y.
          March 7, 2000


                                     D - 1.

     MUNICIPAL INVESTMENT TRUST FUND,
     INSURED SERIES - 302,
     DEFINED ASSET FUNDS

     STATEMENT OF CONDITION
     As of January 31, 2000

TRUST PROPERTY:
  Investment in marketable securities -
     at value (cost $ 9,085,066 )(Note 1).........                    $ 8,426,895
  Accrued interest ...............................                         99,180
  Accrued interest on Segregated Bonds (Note 5) ..                          1,817
  Cash - income on Segregated Bonds (Note 5) .....                         17,264
  Cash - principal ...............................                         84,404
  Deferred organization costs (Note 6) ...........                          4,514
                                                                      -----------
    Total trust property .........................                      8,634,074

LESS LIABILITIES:
  Income advance from Trustee.....................    $    70,108
  Deferred sales charge (Note 5) .................        101,447
  Principal payments payable (Segregated Bonds) ..          1,703
  Accrued Sponsors' fees .........................            429
  Other liabilities (Note 6) .....................          4,514         178,201
                                                      -----------     -----------

NET ASSETS, REPRESENTED BY:
  9,265 units of fractional undivided
     interest outstanding (Note 3)................      8,427,230

  Undistributed net investment income ............         28,643     $ 8,455,873
                                                      -----------     ===========

UNIT VALUE ($ 8,455,873/ 9,265 units )............                    $    912.67
                                                                      ===========


                       See Notes to Financial Statements.


                                     D - 2.

     MUNICIPAL INVESTMENT TRUST FUND,
     INSURED SERIES - 302,
     DEFINED ASSET FUNDS

     STATEMENTS OF OPERATIONS

                                                                                                February 14, 1997
                                                                                                        to
                                                                   Years Ended January 31,          January 31,
                                                                   2000              1999              1998
                                                                   ----              ----              ----
INVESTMENT INCOME:
  Interest income ........................                     $   546,249       $   591,800       $   587,152
  Interest income on Segregated Bond .....                           8,738            15,124            18,827
  Trustee's fees and expenses ............                         (12,937)          (13,187)          (10,406)
  Sponsors' fees .........................                          (5,284)           (5,067)           (4,950)
                                                               ------------------------------------------------
  Net investment income ..................                         536,766           588,670           590,623
                                                               ------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on
    securities sold or redeemed ..........                          (7,766)           17,836             1,980
  Unrealized appreciation (depreciation)
    of investments .......................                      (1,390,049)           87,736           644,142
                                                               ------------------------------------------------
  Net realized and unrealized
    gain (loss) on investments ...........                      (1,397,815)          105,572           646,122
                                                               ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..............                     $  (861,049)      $   694,242       $ 1,236,745
                                                               ================================================

                       See Notes to Financial Statements.


                                     D - 3.

     MUNICIPAL INVESTMENT TRUST FUND,
     INSURED SERIES - 302,
     DEFINED ASSET FUNDS

     STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                February 14, 1997
                                                                                                        to
                                                                   Years Ended January 31,          January 31,
                                                                   2000              1999              1998
                                                                   ----              ----              ----

OPERATIONS:
  Net investment income ..................                     $   536,766       $   588,670       $   590,623
  Realized gain (loss) on
    securities sold or redeemed ..........                          (7,766)           17,836             1,980
  Unrealized appreciation (depreciation)
    of investments .......................                      (1,390,049)           87,736           644,142
                                                               ------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations ............                        (861,049)          694,242         1,236,745
                                                               ------------------------------------------------
DISTRIBUTIONS TO HOLDERS (Note 2):
  Income  ................................                        (529,776)         (573,809)         (537,192)
  Principal ..............................                          (5,633)
                                                               ------------------------------------------------
  Total distributions ....................                        (535,409)         (573,809)         (537,192)
                                                               ------------------------------------------------
SHARE TRANSACTIONS:
  Deferred sales charge :
    Income ...............................                                           (23,608)          (18,827)
    Principal ............................                        (163,106)         (151,446)         (107,725)

  Redemption amounts:
    Income ...............................                          (2,471)           (1,361)             (118)
    Principal ............................                      (1,255,147)         (513,055)          (52,099)
                                                               ------------------------------------------------
  Net share transactions .................                      (1,420,724)         (689,470)         (178,769)
                                                               ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS ....                      (2,817,182)         (569,037)          520,784

NET ASSETS AT BEGINNING OF PERIOD ........                      11,273,055        11,842,092        11,321,308
                                                               ------------------------------------------------
NET ASSETS AT END OF PERIOD ..............                     $ 8,455,873       $11,273,055       $11,842,092
                                                               ================================================
PER UNIT:
  Income distributions during
    period ...............................                     $     53.08       $     53.37       $     48.40
                                                               ================================================
  Principal distributions during
    period ...............................                     $      0.60
                                                               ===========
  Net asset value at end of
    period ...............................                     $    912.67       $  1,068.33       $  1,071.78
                                                               ================================================
TRUST UNITS:
  Redeemed during period .................                           1,287               497                50
  Outstanding at end of period ...........                           9,265            10,552            11,049
                                                               ================================================

                       See Notes to Financial Statements.


                                     D - 4.

          MUNICIPAL INVESTMENT TRUST FUND,
          INSURED SERIES - 302,
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

     1.   SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

           (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on February 14, 1997 was based upon offering side evaluations at February 12, 1997, the day prior to the Date of Deposit. Cost of securities at February 14, 1997 was also based on such offering side evaluations.

           (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

           (C)      Interest income is recorded as earned.

     2.   DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

     3.   NET CAPITAL

     Cost of 9,265 units at Date of Deposit .....................    $ 9,450,574
     Transfer to capital of interest on Segregated Bonds (Note 5)         42,689
     Redemptions of units - net cost of 1,834 units redeemed
       less redemption amounts (principal).......................         50,433
     Principal distributions ....................................         (5,633)
     Deferred sales charge (Note 5) .............................       (464,712)
     Realized gain on securities sold or redeemed ...............         12,050
     Unrealized depreciation of investments .....................       (658,171)
                                                                     -----------

     Net capital applicable to Holders ..........................    $ 8,427,230
                                                                     ===========

     4.   INCOME TAXES

          As of January 31, 2000, unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $658,171, all of which related to depreciated securities. The cost of investment securities for Federal income tax purposes was $9,085,066 at January 31, 2000.


                                     D - 5.

          MUNICIPAL INVESTMENT TRUST FUND,
          INSURED TERM SERIES - 302,
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

     5.   DEFERRED SALES CHARGE

          $5,000 face amount of California State Univ., Los Angeles, CA, Student Union Rev. Bonds, Ser. B and $155,000 face amount of the City of Johnson City, TN, Elec. Sys. Rev. Bonds, Ser. 1996, have been segregated to fund the deferred sales charges. The sales charges are being paid for with the interest received and by periodic sales or maturity of these bonds, as well as principal proceeds received in' conjunction with the disposition on the unsegregated bonds in the portfolio. A deferred sales charge of $3.75 per Unit is charged on a quarterly basis, and paid to the Sponsors periodically by the Trustee on behalf of the Holders, up to an aggregate of $45.00 per Unit over the first two years of the life of the Fund. Should a Holder redeem Units prior to the second anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.

     6.   DEFERRED ORGANIZATION COSTS

          Deferred organization costs are being amortized over five years. Included in "Other liabilities" on the Statement of Condition is $4,514 payable to the Trustee for reimbursement of costs related to the organization of the Trust.


                                     D - 6.

     MUNICIPAL INVESTMENT TRUST FUND,
     INSURED SERIES - 302,
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of January 31, 2000


                                             Rating of                                          Optional
     Portfolio No. and Title of               Issues        Face                               Redemption
            Securities                        (1) (4)      Amount     Coupon    Maturities(3) Provisions(3)   Cost(2)     Value(2)
            ----------                       ---------  ----------- ----------- ------------  ------------  ----------- -----------

   1 Alaska Hsg. Fin. Corp., Govt. Purp.        AAA     $   665,000     5.875 %      2024      12/01/05     $   668,890 $   639,351
     Bonds, Ser. 1995 A (MBIA Ins.)                                                            @  102.000

   2 California Educl. Facs. Auth., Rev.        AAA          25,000     5.900        2021      10/01/06          25,633      24,733
     Bonds (Loyola Marymount Univ.), Ser.                                                      @  102.000
     1996 (MBIA Ins.)

   3 California State Univ., Los Angeles,       AAA           5,000     5.375        2000      None               5,188       5,006
     CA, Student Union Rev. Bonds, Ser. B
     (AMBAC Ins.) (5)

   4 City of Anaheim, CA, Anaheim Mem. Hosp.    AAA          65,000     5.125        2020      5/15/04           60,607      57,883
     Association, Certs. of Part. (AMBAC Ins.)                                                 @ 102.000

   5 City and Cnty. of Denver, CO, Dept. of     AAA         670,000     5.500        2025      11/15/06         655,729     606,765
     Aviation, Arpt. Sys. Rev. Bonds, Ser.                                                     @  101.000
     1996 A (MBIA Ins.)

   6 Chicago Park Dist., IL, G.O. Unltd. Tax    AAA         855,000     5.600        2021      01/01/07         843,851     789,635
     Park Bonds, Ser. 1996 (Personal Prop.                                                     @  101.000
     Replacement Tax Alternate Rev. Source)
     (MBIA Ins.)

   7 Illinois Hlth. Facs. Auth., Rev. Rfdg.     Aaa(m)      835,000     5.500        2021      08/15/07         807,737     742,440
     Bonds (Little Company of Mary Hosp. and                                                   @  102.000
     Hlth. Ctrs.), Ser. 1997 (MBIA Ins.)

   8 City of Indianapolis, IN, Econ. Dev.       AAA       1,000,000     5.500        2026      07/01/06         971,570     896,450
     Rev. Bonds (Archdiocese of Indianapolis                                                   @  102.000
     Educl. Facs. Proj.), Ser. 1996 (MBIA Ins.)

   9 Tulsa, OK, Metro. Util. Auth., Util.       AAA         600,000     5.750        2025      09/01/05         607,074     569,226
     Rev. Bonds, Ser. 1995 (MBIA Ins.)                                                         @  102.000

  10 Lehigh Cnty., Gen. Purpose Auth., PA,      AAA         675,000     5.625        2025      07/01/05         667,872     608,148
     Hosp. Rev. Bonds (Lehigh Valley Hosp.),                                                   @  102.000
     Ser. 1995 B (MBIA Ins.)



                                     D - 7.

     MUNICIPAL INVESTMENT TRUST FUND,
     INSURED SERIES - 302,
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of January 31, 2000

                                             Rating of                                          Optional
     Portfolio No. and Title of               Issues        Face                                 Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------

  11 Rhode Island Conv. Ctr. Auth., Rfdg.       AAA     $   865,000     5.000 %      2023      05/15/04     $   782,972 $   713,893
     Rev. Bonds, Ser. 1993 C (MBIA Ins.)                                                       @  102.000

  12 Rhode Island Hlth. and Educl. Bldg.        AAA       1,000,000     5.375        2024      11/15/06         954,860     873,340
     Corp., Higher Educ. Fac. Rev. Bonds,                                                      @  102.000
     Roger Williams Univ. Iss. Ser. 1996
     (Connie Lee Ins.)

  13 City of Johnson City, TN, Elec. Sys.       AAA         155,000     4.400        2000      None             156,614     155,152
     Rev. Bonds, Ser. 1996 (MBIA Ins.) (5)

  14 Wisconsin Hlth. and Educl. Facs. Auth.,    AAA         890,000     6.000        2026      12/01/06         908,779     847,823
     Rev. Bonds (Meriter Hosp., Inc.), Ser.                                                    @  102.000
     1996 (MBIA Ins.)

  15 Wisconsin Hlth. and Educl. Facs. Auth.,    AAA       1,000,000     5.500        2020      12/15/07         967,690     897,050
     Rev. Rfdg. Bonds (United Hlth. Grp.,                                                      @  102.000
     Inc.), Ser. 1997 B (MBIA Ins.)

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 9,305,000                                         $ 9,085,066 $ 8,426,895
                                                          =========                                           =========   =========


                             See Notes to Portfolio.


                                     D - 8.

     MUNICIPAL INVESTMENT TRUST FUND,
     INSURED SERIES - 302,
     DEFINED ASSET FUNDS

     NOTES TO PORTFOLIO
     As of January 31, 2000

    (1) The ratings of the bonds are by Standard & Poor's Ratings Group or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

    (2)   See Notes to Financial Statements.

    (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

    (4) All securities are insured, either on an individual basis or by portfolio insurance, by a municipal bond insurance company which has been assigned "AAA" claims paying ability by Standard & Poor's. Accordingly, Standard & Poor's has assigned a "AAA" rating to the securities. Securities covered by portfolio insurance are rated "AAA" only as long as they remain in the Trust.

    (5) These bonds have been segregated to fund the deferred sales charges.


                                     D - 9.

DEFINED ASSET FUNDS-SM-

HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most recent free             INSURED SERIES--302
Information Supplement                   (A Unit Investment Trust)
that gives more details about            ---------------------------------------
the Fund, by calling:                    This Prospectus does not contain
The Chase Manhattan Bank                 complete information about the
1-800-323-1508                           investment company filed with the
                                         Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         333-15629) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     11528--4/00